Borrowing Arrangements - Schedule of Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2022 Notes [Member]
Debt Instrument [Line Items]
Contractual interest expense	$ 3,074	$ 2,850
Accretion of debt discount	560	519
Accretion of debt issuance costs	233	233
Interest and debt expense	3,867	3,602
2023 Notes (Member)
Debt Instrument [Line Items]
Contractual interest expense	5,895	923
Accretion of debt discount	11,639	104
Accretion of debt issuance costs	87	1,714
Interest and debt expense	$ 17,621	$ 2,741